Note 7 - Income Taxes (Details Textual) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards	$ 30,582,036	$ 24,222,902
Deferred Assets, Non-refundable Research and Development Tax Offset	$ 3,374,776	$ 3,374,776